OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss as of March 31, 2010, 2011 and 2012, were as follows:

	Yen in millions			U.S. Dollars in thousands
	2010	2011	2012	2012
Foreign currency translation adjustment:
Beginning balance	¥(35,561)	¥(38,492)	¥(50,041)	$(610,256)
Adjustments to for the year	(2,931)	(11,549)	(4,806)	(58,610)

Ending balance	(38,492)	(50,041)	(54,847)	(668,866)
Unrealized holding gains on available-for-sale securities:
Beginning balance	820	3,250	2,412	29,415
Adjustments to for the year	2,430	(838)	487	5,939

Ending balance	3,250	2,412	2,899	35,354
Pension liability adjustment:
Beginning balance	(7,720)	(6,790)	(7,195)	(87,744)
Adjustments to for the year	930	(405)	77	939

Ending balance	(6,790)	(7,195)	(7,118)	(86,805)
Total other accumulated comprehensive loss:
Beginning balance	(42,461)	(42,032)	(54,824)	(668,585)
Adjustments to for the year	429	(12,792)	(4,242)	(51,732)

Ending balance	¥(42,032)	¥(54,824)	¥(59,066)	$(720,317)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) were as follows:

	Yen in millions
	Pretax amount	Tax benefit (expense)	Net of tax amount
For the year ended March 31, 2010
Foreign currency translation adjustment	¥(2,926)	¥(5)	¥(2,931)
Unrealized holding gains on available-for-sale securities:
Unrealized holding gains arising during the year	4,343	(1,750)	2,593
Less-Reclassification adjustment for gains realized in net income	(274)	111	(163)

Net unrealized gains	4,069	(1,639)	2,430
Pension liability adjustment:
Unrealized gains arising during the year	1,622	(682)	940
Less-Reclassification adjustment for gains realized in net income	(19)	9	(10)

Net unrealized gains	1,603	(673)	930
Other comprehensive income	¥2,746	¥(2,317)	¥429

For the year ended March 31, 2011
Foreign currency translation adjustment	¥(11,570)	¥21	¥(11,549)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(1,272)	513	(759)
Less-Reclassification adjustment for gains realized in net income	(132)	53	(79)

Net unrealized losses	(1,404)	566	(838)
Pension liability adjustment:
Unrealized losses arising during the year	(776)	321	(455)
Add-Reclassification adjustment for losses realized in net income	83	(33)	50

Net unrealized losses	(693)	288	(405)
Other comprehensive losses	¥(13,667)	¥875	¥(12,792)

For the year ended March 31, 2012
Foreign currency translation adjustment	¥(4,855)	¥49	¥(4,806)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(45)	143	98
Add-Reclassification adjustment for losses realized in net income	652	(263)	389

Net unrealized gains	607	(120)	487
Pension liability adjustment:
Unrealized losses arising during the year	(81)	27	(54)
Add-Reclassification adjustment for losses realized in net income	220	(89)	131

Net unrealized gains	139	(62)	77
Other comprehensive losses	¥(4,109)	¥(133)	¥(4,242)

	U.S. Dollars in thousands
	Pretax amount	Tax benefit (expense)	Net of tax amount

For the year ended March 31, 2012
Foreign currency translation adjustment	$(59,207)	$597	$(58,610)
Unrealized holding gains on available-for-sale securities:
Unrealized holding losses arising during the year	(549)	1,744	1,195
Add-Reclassification adjustment for losses realized in net income	7,951	(3,207)	4,744

Net unrealized gains	7,402	(1,463)	5,939
Pension liability adjustment:
Unrealized losses arising during the year	(988)	329	(659)
Add-Reclassification adjustment for losses realized in net income	2,683	(1,085)	1,598

Net unrealized gains	1,695	(756)	939
Other comprehensive losses	$(50,110)	$(1,622)	$(51,732)